Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) (JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Assets [Abstract]
Assets, beginning balance	¥ 519		¥ 640
Total gains (losses) recognized in net revenue, Assets	24	[1]	44	[1]
Total gains (losses) recognized in other comprehensive income, Assets	0		0
Purchases/ issues, Assets	830	[2]	1,061	[2]
Sales/ redemptions, Assets	(944)	[2]	(1,302)	[2]
Settlements, Assets	14		1
Foreign exchange movements, Assets	21		32
Transfers into Level 3, Assets	75	[3]	154	[3]
Transfers out of Level 3, Assets	(171)	[3]	(111)	[3]
Assets, ending balance	368		519
Liabilities [Abstract]
Liabilities beginning balance	227		(12)
Total gains (losses) recognized in net revenue, Liabilities	(29)		(156)	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	429	[2]	114	[2]
Sales/ redemptions, Liabilities	(264)	[2]	(84)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	3		3
Transfers into Level 3, liabilities	43	[3]	111
Transfers out of Level 3, Liabilities	(69)		(61)	[3]
Liabilities ending balance	398		227
Equities [Member]
Assets [Abstract]
Transfers into Level 3, Assets	7		6
Transfers out of Level 3, Assets			(25)
Private equity investments [Member]
Assets [Abstract]
Transfers out of Level 3, Assets	(40)
Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Transfers into Level 3, Assets	8		62
Transfers out of Level 3, Assets	(70)		(44)
Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Transfers into Level 3, Assets	32		69
Transfers out of Level 3, Assets	(47)		(35)
Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Transfers out of Level 3, Assets			(6)
Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Transfers into Level 3, Assets	6
Transfers out of Level 3, Assets	(7)		(5)
Trading liabilities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		1
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	1	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	(1)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0
Transfers into Level 3, liabilities	0	[3]	0	[3]
Transfers out of Level 3, Liabilities	0	[3]	0	[3]
Liabilities ending balance	1		0
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	1	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0
Transfers into Level 3, liabilities	0	[3]	0	[3]
Transfers out of Level 3, Liabilities	0	[3]
Liabilities ending balance	1		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0		1
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	(1)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0
Transfers into Level 3, liabilities	0	[3]
Transfers out of Level 3, Liabilities	0	[3]	0	[3]
Liabilities ending balance	0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Liabilities beginning balance	4		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	3	[2]	6	[2]
Sales/ redemptions, Liabilities	(3)	[2]	(1)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, liabilities	1	[3]	1	[3]
Transfers out of Level 3, Liabilities	(2)	[3]	(2)	[3]
Liabilities ending balance	3		4
Payables and deposits [Member]
Liabilities [Abstract]
Liabilities beginning balance	1		0
Total gains (losses) recognized in net revenue, Liabilities	0	[1]	(1)	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]
Sales/ redemptions, Liabilities	(1)	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, liabilities
Transfers out of Level 3, Liabilities	0	[3]
Liabilities ending balance	0		1
Long-term borrowings [Member]
Liabilities [Abstract]
Liabilities beginning balance	222		(13)
Total gains (losses) recognized in net revenue, Liabilities	(29)	[1]	(155)	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	424	[2]	108	[2]
Sales/ redemptions, Liabilities	(259)	[2]	(82)	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	3		3
Transfers into Level 3, liabilities	42	[3]	110	[3]
Transfers out of Level 3, Liabilities	(67)	[3]	(59)	[3]
Liabilities ending balance	394		222
Other liabilities [Member]
Liabilities [Abstract]
Liabilities beginning balance	0
Total gains (losses) recognized in net revenue, Liabilities			0	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	1	[2]	0	[2]
Sales/ redemptions, Liabilities	(1)	[2]	0	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities	0		0
Transfers into Level 3, liabilities
Transfers out of Level 3, Liabilities			0	[3]
Liabilities ending balance			0
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Assets, beginning balance	129		125
Total gains (losses) recognized in net revenue, Assets	11	[1]	2	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	21	[2]	38	[2]
Sales/ redemptions, Assets	(105)	[2]	(22)	[2]
Settlements, Assets
Foreign exchange movements, Assets	6		5
Transfers into Level 3, Assets	7	[3]	6	[3]
Transfers out of Level 3, Assets	(1)	[3]	(25)	[3]
Assets, ending balance	68		129
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Assets, beginning balance	87		202
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	9	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	1	[2]	4	[2]
Sales/ redemptions, Assets	(11)	[2]	(137)	[2]
Settlements, Assets
Foreign exchange movements, Assets	6		9
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	(40)	[3]
Assets, ending balance	42		87
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance	0		10
Total gains (losses) recognized in net revenue, Assets			0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets			1	[2]
Sales/ redemptions, Assets			(11)	[2]
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets			0	[3]
Transfers out of Level 3, Assets	0	[3]	0	[3]
Assets, ending balance			0
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance	91		37
Total gains (losses) recognized in net revenue, Assets	21	[1]	39	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	516	[2]	728	[2]
Sales/ redemptions, Assets	(540)	[2]	(731)	[2]
Settlements, Assets
Foreign exchange movements, Assets			0
Transfers into Level 3, Assets	8	[3]	62	[3]
Transfers out of Level 3, Assets	(70)	[3]	(44)	[3]
Assets, ending balance	26		91
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Assets, beginning balance	69		62
Total gains (losses) recognized in net revenue, Assets	5	[1]	7	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	221	[2]	245	[2]
Sales/ redemptions, Assets	(167)	[2]	(286)	[2]
Settlements, Assets
Foreign exchange movements, Assets	3		7
Transfers into Level 3, Assets	32	[3]	69	[3]
Transfers out of Level 3, Assets	(47)	[3]	(35)	[3]
Assets, ending balance	116		69
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Assets, beginning balance	6		8
Total gains (losses) recognized in net revenue, Assets	0	[1]	3	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	7	[2]	11	[2]
Sales/ redemptions, Assets	(11)	[2]	(15)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		1
Transfers into Level 3, Assets	2	[3]	4	[3]
Transfers out of Level 3, Assets	(1)	[3]	(6)	[3]
Assets, ending balance	3		6
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Assets, beginning balance	4		5
Total gains (losses) recognized in net revenue, Assets	0	[1]	1	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	1	[2]	19	[2]
Sales/ redemptions, Assets	(3)	[2]	(20)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0
Transfers into Level 3, Assets	3	[3]	2	[3]
Transfers out of Level 3, Assets	(2)	[3]	(3)	[3]
Assets, ending balance	3		4
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Assets, beginning balance	68		91
Total gains (losses) recognized in net revenue, Assets	1	[1]	2	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	0	[2]	1	[2]
Sales/ redemptions, Assets	(69)	[2]	(26)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance	0		68
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Assets, beginning balance	12		20
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	(1)	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	23	[2]	11	[2]
Sales/ redemptions, Assets	(21)	[2]	(17)	[2]
Settlements, Assets
Foreign exchange movements, Assets	1		1
Transfers into Level 3, Assets	6	[3]	3	[3]
Transfers out of Level 3, Assets	(7)	[3]	(5)	[3]
Assets, ending balance	13		12
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Assets, beginning balance	13		9
Total gains (losses) recognized in net revenue, Assets	0	[1]	2	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	24	[2]	2	[2]
Sales/ redemptions, Assets	(6)	[2]	0	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0
Transfers into Level 3, Assets			0	[3]
Transfers out of Level 3, Assets	(1)	[3]	0	[3]
Assets, ending balance	30		13
Trading assets and private equity investments [Member] | Total trading assets and private equity investments [Member]
Assets [Abstract]
Assets, beginning balance	479		569
Total gains (losses) recognized in net revenue, Assets	36	[1]	64	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	814	[2]	1,060	[2]
Sales/ redemptions, Assets	(933)	[2]	(1,265)	[2]
Settlements, Assets
Foreign exchange movements, Assets	16		23
Transfers into Level 3, Assets	58	[3]	146	[3]
Transfers out of Level 3, Assets	(169)	[3]	(118)	[3]
Assets, ending balance	301		479
Derivatives, net [Member]
Assets [Abstract]
Assets, beginning balance	(27)		(18)
Total gains (losses) recognized in net revenue, Assets	(15)	[1]	(41)	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	14		1
Foreign exchange movements, Assets	4		8
Transfers into Level 3, Assets	(3)	[3]	8	[3]
Transfers out of Level 3, Assets	9	[3]	15	[3]
Assets, ending balance	(18)		(27)
Derivatives, net [Member] | Equity contracts [Member]
Assets [Abstract]
Assets, beginning balance	5	[4]	14	[4]
Total gains (losses) recognized in net revenue, Assets	(8)	[1],[4]	(9)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(2)	[4]	(11)	[4]
Foreign exchange movements, Assets	2	[4]	4	[4]
Transfers into Level 3, Assets	7	[3],[4]	(1)	[3],[4]
Transfers out of Level 3, Assets	7	[3],[4]	8	[3],[4]
Assets, ending balance	11	[4]	5	[4]
Derivatives, net [Member] | Interest rate contracts [Member]
Assets [Abstract]
Assets, beginning balance	(54)	[4]	(39)	[4]
Total gains (losses) recognized in net revenue, Assets	(1)	[1],[4]	(15)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	19	[4]	(1)	[4]
Foreign exchange movements, Assets	(1)	[4]	(1)	[4]
Transfers into Level 3, Assets	(6)	[3],[4]	0	[3],[4]
Transfers out of Level 3, Assets	4	[3],[4]	2	[3],[4]
Assets, ending balance	(39)	[4]	(54)	[4]
Derivatives, net [Member] | Credit contracts [Member]
Assets [Abstract]
Assets, beginning balance	25	[4]	(11)	[4]
Total gains (losses) recognized in net revenue, Assets	(5)	[1],[4]	(16)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	(16)	[4]	12	[4]
Foreign exchange movements, Assets	3	[4]	6	[4]
Transfers into Level 3, Assets	0	[3],[4]	15	[3],[4]
Transfers out of Level 3, Assets	(2)	[3],[4]	19	[3],[4]
Assets, ending balance	5	[4]	25	[4]
Derivatives, net [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Assets, beginning balance	(3)	[4]	18	[4]
Total gains (losses) recognized in net revenue, Assets	(1)	[1],[4]	(1)	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	13	[4]	1	[4]
Foreign exchange movements, Assets	0	[4]	(1)	[4]
Transfers into Level 3, Assets	(4)	[3],[4]	(6)	[3],[4]
Transfers out of Level 3, Assets	0	[3],[4]	(14)	[3],[4]
Assets, ending balance	5	[4]	(3)	[4]
Derivatives, net [Member] | Commodity contracts [Member]
Assets [Abstract]
Assets, beginning balance	0	[4]	0	[4]
Total gains (losses) recognized in net revenue, Assets	0	[1],[4]	0	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	0	[4]	0	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]
Transfers into Level 3, Assets	0	[3],[4]	0	[3],[4]
Transfers out of Level 3, Assets			0	[3],[4]
Assets, ending balance	0	[4]	0	[4]
Subtotal Assets [Member]
Assets [Abstract]
Assets, beginning balance	452		551
Total gains (losses) recognized in net revenue, Assets	21	[1]	23	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	814	[2]	1,060	[2]
Sales/ redemptions, Assets	(933)	[2]	(1,265)	[2]
Settlements, Assets	14		1
Foreign exchange movements, Assets	20		31
Transfers into Level 3, Assets	55	[3]	154	[3]
Transfers out of Level 3, Assets	(160)	[3]	(103)	[3]
Assets, ending balance	283		452
Loans and receivables [Member]
Assets [Abstract]
Assets, beginning balance	3		11
Total gains (losses) recognized in net revenue, Assets	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	13	[2]	0	[2]
Sales/ redemptions, Assets	(2)	[2]	(3)	[2]
Settlements, Assets
Foreign exchange movements, Assets	1		1
Transfers into Level 3, Assets	20	[3]
Transfers out of Level 3, Assets	(9)	[3]	(6)	[3]
Assets, ending balance	26		3
Non-trading debt securities [Member]
Assets [Abstract]
Assets, beginning balance	4		6
Total gains (losses) recognized in net revenue, Assets	(1)	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, Assets	0		0
Purchases/ issues, Assets			0	[2]
Sales/ redemptions, Assets	0	[2]	(2)	[2]
Settlements, Assets
Foreign exchange movements, Assets	0		0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance	3		4
Other [Member]
Assets [Abstract]
Assets, beginning balance	60		72	[5]
Total gains (losses) recognized in net revenue, Assets	4	[1]	21	[1],[5]
Total gains (losses) recognized in other comprehensive income, Assets	0		0	[5]
Purchases/ issues, Assets	3	[2]	1	[2],[5]
Sales/ redemptions, Assets	(9)	[2]	(32)	[2],[5]
Settlements, Assets
Foreign exchange movements, Assets	0		0	[5]
Transfers into Level 3, Assets			0	[3],[5]
Transfers out of Level 3, Assets	(2)	[3]	(2)	[3],[5]
Assets, ending balance	¥ 56		¥ 60

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes the impact of the refined fair value measurement of certain investments in unlisted equity securities.